FAIR VALUE MEASUREMENTS (Table)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Assets and Liabilities
	December 31,
	2022			2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$206,228	$-	$206,228	$315,784	$-	$315,784
Corporate debentures and commercial paper	-	2,998	2,998	-	1,001	1,001
Government debentures	-	-	-	-	1,194	1,194

Marketable securities:
Corporate debentures and commercial paper	-	402,166	402,166	-	319,844	319,844
Government debentures	-	126,683	126,683	-	287,720	287,720

Total money market funds and marketable securities measured at fair value	$206,228	$531,847	$738,075	$315,784	$609,759	$925,543